QUARTERLY RESULTS (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 285,283	$ 267,574	$ 268,971	$ 248,817	$ 235,069	$ 238,996	$ 227,581	$ 211,906	$ 209,785	$ 1,020,431	$ 888,268	$ 803,089
Cost of revenue	53,677	46,870	47,636	44,529	38,953	37,945	33,447	24,487	24,145	177,988	120,024	85,945
Operating income	29,188	67,638	58,356	40,522	27,040	67,538	62,868	57,465	40,696	193,556	228,567	221,333
Net earnings	7,219	35,739	35,437	23,431	25,880	48,350	51,059	29,102	19,848	120,487	148,359	126,627
Net earnings attributable to the Match Group, Inc. shareholders	$ 7,152	$ 35,593	$ 35,259	$ 23,325	$ 26,206	$ 48,277	$ 50,844	$ 28,925	$ 19,718	$ 120,383	$ 147,764	$ 125,003
Net earnings per share attributable to Match Group, Inc. shareholders:
Basic (in usd per share)	$ 0.03	$ 0.17	$ 0.21	$ 0.14	$ 0.16	$ 0.30	$ 0.32	$ 0.18	$ 0.12	$ 0.69	$ 0.92	$ 0.78
Diluted (in usd per share)	$ 0.03	$ 0.16	$ 0.20	$ 0.14	$ 0.16	$ 0.29	$ 0.30	$ 0.17	$ 0.12	$ 0.65	$ 0.88	$ 0.76